Cover page Entity information (Details)	Nov. 20, 2019
Entity Information [Line Items]
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Document Type	8-K
Document Period End Date	Nov. 20, 2019
Amendment Flag	false
Entity Emerging Growth Company	false
City Area Code	(617)
Entity Address, Address Line One	One Lincoln Street
Entity Incorporation, State or Country Code	MA
Entity File Number	001-07511
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02111
Entity Tax Identification Number	04-2456637
Local Phone Number	786-3000
Entity Central Index Key	0000093751
Entity Registrant Name	State Street Corp
Written Communications	false